BORROWINGS	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
BORROWINGS

12. BORROWINGS

The Company’s borrowings are from financial institutions in Japan and used for working capital and other general corporate purposes. Debt issuance costs related to these borrowings are immaterial and expensed as incurred.

Borrowings consisted of the following as of March 31, 2026 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥36,000	3/10/2026-7/10/2026	3.35%	¥36,000
Lender 2	40,000	6/27/2025-3/29/2027	2.43%	20,882
Lender 3	30,000	8/29/2025-8/31/2026	4.50%	12,607
Aggregate outstanding principal balances				69,489
Less: current portion and short-term borrowings				(69,489)
Long-term portion of borrowings				¥-

Borrowings consisted of the following as of September 30, 2025 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥90,000	2/20/2025-2/20/2026	5.50%	¥37,500
Lender 2	77,000	6/11/2025-10/11/2025	3.10%	77,000
Lender 3	99,000	7/31/2025-11/30/2025	3.10%	99,000
Lender 4	40,000	6/27/2025-3/29/2027	2.18%	31,328
Lender 5	30,000	8/29/2025-8/31/2026	4.50%	27,548
Aggregate outstanding principal balances				272,376
Less: current portion and short-term borrowings				(261,940)
Long-term portion of borrowings				¥10,436

The weighted average interest rate on short-term borrowings outstanding as of March 31, 2026 and September 30, 2025 was 3.65% and 3.63%, respectively.

The Company entered into a line of credit agreement with a financial institution with a credit limit of ¥200 million during the period of February 17, 2023 to January 31, 2024. The agreement is automatically renewed for successive one-year terms until the Company cancels the agreement. There are no commitment fees to maintain the line of credit agreement. As of March 31, 2026 and September 30, 2025, the Company had an unused line of credit of ¥164 million and ¥24 million, respectively.

The Company had unpaid guaranty fees to Hiroshi Furukawa, the Company’s then chief executive officer (“CEO”) and representative director, of nil and nil in accrued expenses and other current liabilities as of March 31, 2026 and September 30, 2025, respectively. The Company recorded guaranty fees to Hiroshi Furukawa of nil, ¥0.1 million, and nil in other non-operating income (expenses) on the statements of operations for the six months ended March 31, 2026, 2025, and 2024, respectively.

As of March 31, 2026, the annual aggregate maturities of borrowing during each of the next five fiscal years were as follows (in thousands):

Amount
Remainder of 2026	¥59,053
2027	10,436
Total borrowings	¥69,489